INCOME TAXES	12 Months Ended
Sep. 30, 2015
INCOME TAXES
INCOME TAXES

11.INCOME TAXES

Income tax expense for the years ended September 30, 2015, 2014 and 2013 is summarized as follows:

	2015	2014	2013
Current expense:
Federal	$5,486,625	$2,918,682	$3,075,524
State	871,800	742,100	624,000
Deferred expense	589,199	1,571,801	1,097,072

Total	$6,947,624	$5,232,583	$4,796,596

Income tax expense differs from that computed at the federal statutory rate of 35% for the years ended September 30, 2015, 2014 and 2013 as follows:

	2015		2014		2013
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$7,376,275	35.0%	$5,693,081	35.0%	$5,111,979	35.0%
Non-taxable income from bank-owned life insurance	(315,458)	(1.5)%	(323,014)	(2.0)%	(316,112)	(2.2)%
Non-taxable interest and dividends	(337,667)	(1.6)%	(281,570)	(1.7)%	(454,939)	(3.1)%
State taxes, net of federal benefit	575,154	2.7%	480,473	3.0%	405,600	2.8%
Other, net	(350,680)	(1.7)%	(336,387)	(2.1)%	50,068	0.3%

Total	$6,947,624	32.9%	$5,232,583	32.2%	$4,796,596	32.8%

The components of deferred tax assets and liabilities at September 30, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets:
Allowance for loan losses	$6,754,648	$6,923,146
Stock-based compensation	494,663	602,588
Non-accrual interest	82,232	230,678
Deferred compensation	1,395,101	1,348,097
Equity investments	83,224	149,530
Unrealized losses on securities available for sale	—	16,064
Capital loss carryforward	144,082	144,082
Other	—	314,943

Gross deferred tax assets	8,953,950	9,729,128
Less: Valuation allowance	177,289	144,082

Deferred tax assets, net of valuation allowance	8,776,661	9,585,046

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Premises and equipment	216,941	417,730
Unrealized gains on securities available for sale	1,964	—
Other	13,828	16,161

Gross deferred tax liabilities	385,044	586,202

Net deferred tax assets	$8,391,617	$8,998,844

A valuation allowance should be provided on deferred tax assets when it is more likely than not that some portion of the assets will not be realized.  A valuation allowance at September 30, 2015 and 2014 was provided for certain capital loss carryforwards that are projected to expire prior to their utilization.  The Company will continue to evaluate the potential future utilization of these items and will record an adjustment to the valuation allowance in the period a change becomes warranted.

Changes in the deferred tax valuation allowance for the years ended September 30, 2015, 2014, and 2013 were as follows:

	2015	2014	2013
Balance, beginning of year	$144,082	$—	$—
Increase in deferred tax asset valuation allowance charged to provision for income taxes	33,207	144,082	—

Balance, end of year	$177,289	$144,082	$—

At September 30, 2015, the Company had $138,000 of unrecognized tax benefits, $129,000 of which would affect the effective tax rate if recognized.  The Company recognizes interest related to uncertain tax positions in income tax expense and classifies such interest and penalties in the liability for unrecognized tax benefits.  As of September 30, 2015, the Company had approximately $9,000 accrued for the payment of interest and penalties.  The tax years ended September 30, 2012 through 2015 remain open to examination by the taxing jurisdictions to which the Company is subject.

The aggregate changes in the balance of gross unrecognized tax benefits for the year ended September 30, 2015, which excludes interest and penalties, are as follows:

Balance at September 30, 2014	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	32,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(32,000)

Balance at September 30, 2015	$129,000

Retained earnings at September 30, 2015 included earnings of approximately $4.1 million representing tax bad-debt deductions, net of actual bad debts and bad-debt recoveries, for which no provision for federal income taxes has been made.  If these amounts are used for any purpose other than to absorb loan losses, they will be subject to federal income taxes at the then prevailing corporate rate.